Cover	Dec. 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2023
Entity File Number	001-40730
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1190 Trademark Drive, #108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	775
Local Phone Number	622 – 3448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 0001 [Member]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	DFLI
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Common Stock At Exercise Price Of 11. 50 Per Share Subject To Adjustment [Member]
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	DFLIW